INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES
Current income and mining taxes	$ 712,129	$ 365,721
Deferred income and mining taxes:
Origination and reversal of temporary differences	213,845	52,041
Total income and mining taxes expense	$ 925,974	$ 417,762